SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total transactions		$ 140	$ 452	$ 804
Total balances		6	42
Related Party [Member]
Related Party Transaction [Line Items]
Other account receivables		6
Total balances	[1]		42
Subcontracted Work and Consulting [Member]
Related Party Transaction [Line Items]
Total transactions	[2]	140	436	748
Share Based Payments To Service Provider [Member]
Related Party Transaction [Line Items]
Total transactions			$ 16	$ 56

[1]	See Note 8(A).
[2]	See Note 8(A).